Capital Leases (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Capital Leases [Abstract]
Schedule of minimum future lease payments under the capital lease
Year Ending June 30,

2016	$20,888
2017	3,790
2018	3,790
2019	947
Total minimum lease payments	29,415
Less amount representing interest	(1,588)
Present value of net minimum lease payments	$27,827

Year Ending September 30,
2015	$17,098
2016	12,823
Total minimum lease payments	$29,921
Less amount representing interest	(542)
Present value of net minimum lease payments	$29,379